Property, Plant & Equipment, Net - Additional Information (Detail) - MXN ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Outstanding payment to suppliers in additions to property plant and equipment	$ 263	$ 610